Financial Risk Management (Details Narrative) - ARS ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Statement [Line Items]
Foreign currency forward contract amount	$ 22,000
Profit/ (loss) before income tax	$ (2,875,000)	$ (3,445,000)
Percentage of other factors	10.00%	10.00%
Derivative Financial Instruments [Member]
Statement [Line Items]
Profit/ (loss) before income tax	$ 20,600	$ 40,040
Percentage of other factors	1.00%	1.00%
Interest rate risk [member]
Statement [Line Items]
Profit/ (loss) before income tax	$ 326,100	$ 316,600
Percentage of other factors	10.00%	10.00%
Other price risk [member]
Statement [Line Items]
Profit/ (loss) before income tax	$ 32,600	$ 31,700
Percentage of other factors	10.00%	10.00%